Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	$ million
	Dec 31, 2022	Dec 31, 2021
Cash	6,608	5,849
Short-term bank deposits	5,147	4,416
Money market funds, reverse repos and other cash equivalents	28,491	26,705
Total	40,246	36,970